Employees - Staff and Management Costs, Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Staff And Management Costs [Line Items]
Key management personnel compensation	€ 56	€ 58	€ 41
Executive Director who have left or will leave during the year
Disclosure Of Staff And Management Costs [Line Items]
Key management personnel compensation	€ 11